Expense Example (Invesco Van Kampen V.I. Comstock Fund, Series I shares, Invesco Van Kampen V.I. Comstock Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Comstock Fund | Series I shares, Invesco Van Kampen V.I. Comstock Fund
Example
Expense Example, By Year, Column [Text]	Series I shares
1 Year	$ 63
3 Years	248
5 Years	449
10 Years	$ 1,028